Assets Held For Sale (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Long Lived Assets Held-for-sale [Line Items]
Loss on assets held for sale		$ (137)	$ 486	$ 0
Assets held for sale			576
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss, pre-tax	$ 486
Loss on assets held for sale	$ 363
Assets held for sale			$ 90		$ 260
Increase in assets held for sale		170
Non-Core Lines [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Long Lived Assets Held-for-sale [Line Items]
Loss recovery, pre-tax		137
Loss recovery, after-tax		102
Track and Roadway [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale		$ 33